Consolidated Statements of Comprehensive Loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Loss
Revenue from contract with customer	SFr 1,422,438	SFr 2,916,308	SFr 3,612,819
Other income	22,521	236,997	266,324
Operating costs
Research and development	(14,665,462)	(12,840,540)	(10,373,200)
General and administration	(7,299,704)	(5,818,682)	(5,749,217)
Total operating costs	(21,965,166)	(18,659,222)	(16,122,417)
Operating loss	(20,520,207)	(15,505,917)	(12,243,274)
Finance income	29,251	217,015	35,304
Finance expense	(313,257)	(63,012)	(650,629)
Finance result, net	(284,006)	154,003	(615,325)
Net loss before tax	(20,804,213)	(15,351,914)	(12,858,599)
Income tax expense	0	0	0
Net loss for the year	SFr (20,804,213)	SFr (15,351,914)	SFr (12,858,599)
Basic loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.46)	SFr (0.45)	SFr (0.48)
Diluted loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.46)	SFr (0.45)	SFr (0.48)
Items that will never be reclassified to profit and loss:
Remeasurements of retirement benefits obligation	SFr 1,270,132	SFr 260,548	SFr (233,529)
Items that may be classified subsequently to profit and loss:
Exchange difference on translation of foreign operations	(345)	(295)	(4,069)
Other comprehensive income/(loss) for the year, net of tax	1,269,787	260,253	(237,598)
Total comprehensive loss for the year	SFr (19,534,426)	SFr (15,091,661)	SFr (13,096,197)